Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits
Schedule of maturities of total time deposits
(in thousands)	2016	2015
Due within:
One year	$217,970	$201,418
Two years	50,330	56,026
Three years	24,807	29,030
Four years	6,363	6,022
Five years	6,490	5,586
Thereafter	0	0
Total	$305,960	$298,082

Schedule of maturities of certificates and other time deposits in denominations of $100,000 or more
(in thousands)	2016	2015
Due within:
Three months or less	$50,270	$39,122
Over three months through six months	34,500	30,704
Over six months through twelve months	40,249	30,432
Over twelve months	27,237	31,986
Total	$152,256	$132,244